Consolidated Statements of Convertible Preferred Stock, Common Stock and Stockholders’ Equity/(Deficit) (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Statement of Stockholders' Equity [Abstract]
Series A-3 financing, net issuance cost	$ 95